Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption reflected in the balance sheets - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Common Stock Subject to Possible Redemption Reflected in the Balance Sheets [Abstract]
Gross proceeds	$ 172,500,000
Less:
Proceeds allocated to Public Warrants	(5,462,500)
Class A common stock issuance costs	(9,447,180)
Plus:
Re-measurement of carrying value to redemption value	14,909,680	$ 534,002
Class A common stock subject to possible redemption at ending	$ 172,500,000	$ 173,034,002